Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of trade receivables
	December 31
	2022	2021
	USD in thousands
Customer A (South America)	100%	60%
Customer B (Europe)	-	40%

Schedule of other receivables
	December 31
	2022	2021
	USD in thousands
Institutions	378	212
Grants receivable (see Note 2G)	-	204
Others	206	137
	584	553